Related party and employee transactions (Details) - USD ($)				12 Months Ended
	Jun. 06, 2018	Dec. 01, 2017	Sep. 12, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 21, 2018	Jun. 24, 2017	Apr. 19, 2017
Related Party Transaction [Line Items]
Due to Related Parties, Current				$ 53,682,296	$ 48,502,441
Due to Related Parties, Noncurrent					31,241,768
Due to Related Parties				53,682,296	79,744,209
Amounts due from related parties				200,757,623	216,184,205
Due from Related Parties				283,444,649	242,306,391
Interest Payable, Current				38,893,375	47,214,392
Due from Related Parties, Noncurrent				82,687,026	26,122,186
Advances to employees				2,350,852	1,694,416
Gain (Loss) on Investments					59,970
Payments to Acquire Businesses, Gross				604,914	8,720,772
Director [Member]
Related Party Transaction [Line Items]
Director's remuneration amount				$ 7,036,954	7,056,388	$ 10,634,720
Maximum [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Sold				5.54%
Starry Sky
Related Party Transaction [Line Items]
Amounts due from related parties					$ 8,052,075
Loans receivable interest rate					0.00%
Working Capital Funds Advanced To Related Parties Current					$ 7,903,416
Starry Sky | Loans Receivable [Member]
Related Party Transaction [Line Items]
Accrued interest, current					$ 148,659
Loans receivable interest rate					10.00%
Working Capital Funds Advanced To Related Parties Current					$ 1,100,070
I-journey
Related Party Transaction [Line Items]
Amounts due from related parties					16,366,841
Xitou
Related Party Transaction [Line Items]
Amounts due from related parties					14,494,710
Loans receivable interest rate				0.00%
Xichuang
Related Party Transaction [Line Items]
Amounts due from related parties					7,539,604
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties				$ 84,455,456	$ 61,392,033
Equity Method Investment, Ownership Percentage					49.00%
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. | Maximum [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage									70.00%
Henan Hongguang Olympic Real Estate Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties				84,031,006	$ 51,340,375
Madison Development Limited
Related Party Transaction [Line Items]
Amounts due from related parties					22,988,260
Due from Related Parties, Noncurrent				27,739,567	0
Equity Method Investment, Ownership Percentage							50.00%
Advance for Operational Needs Related Parties				21,055,073
Madison Development Limited | Loans Receivable [Member]
Related Party Transaction [Line Items]
Accrued interest, current				$ 6,684,494
Loans receivable interest rate				15.00%
Suzhou Wanzhuo's non-controlling interest holders
Related Party Transaction [Line Items]
Due to Related Parties, Current				$ 15,997,603	23,447,245
Amounts due from related parties					27,201,258
Due from Related Parties, Noncurrent				18,856,638	0
Taicang Pengchi's non-controlling interest holders
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Proceeds from Sales of Business, Affiliate and Productive Assets		$ 28,836,311
Xinzheng Meihang Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				27,133,055	0
Due to Related Parties, Noncurrent					31,241,768
Amounts due from related parties				$ 22,578,925	0
Due from Related Parties, Noncurrent					26,122,186
Xinzheng Meihang Network Technology Co., Ltd. [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Debt term				3 years
Xinzheng Meihang Network Technology Co., Ltd. [Member] | Loans Receivable [Member]
Related Party Transaction [Line Items]
Due from Related Parties				$ 22,578,925	22,944,780
Loans receivable interest rate				11.50%
Suzhou Yefangs noncontrolling interest holders [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				$ 1,496,762	11,902,028
Due from Related Parties, Noncurrent				$ 11,466,128	0
Beijing Aijieli Technology Development Co Ltd Beijing Ruizhuo Xitou Technology Development Co Ltd And Beijing Ruizhuo Xichuang Technology Development Co Ltd [Member]
Related Party Transaction [Line Items]
Working Capital Funds Advanced To Related Parties Current					36,699,899
Beijing Aijieli Technology Development Co Ltd Beijing Ruizhuo Xitou Technology Development Co Ltd And Beijing Ruizhuo Xichuang Technology Development Co Ltd [Member] | Loans Receivable [Member]
Related Party Transaction [Line Items]
Accrued interest, current					1,701,256
Working Capital Funds Advanced To Related Parties Current					$ 18,410,797
Beijing Aijieli Technology Development Co Ltd Beijing Ruizhuo Xitou Technology Development Co Ltd And Beijing Ruizhuo Xichuang Technology Development Co Ltd [Member] | Loans Receivable [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Loans receivable interest rate					10.00%
Beijing Aijieli Technology Development Co Ltd Beijing Ruizhuo Xitou Technology Development Co Ltd And Beijing Ruizhuo Xichuang Technology Development Co Ltd [Member] | Loans Receivable [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Loans receivable interest rate					12.00%
Zhengzhou Hangmei Technology Development Co., Ltd. [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Bears interest				10.00%	10.00%
Payable face amount				$ 27,133,055	$ 27,579,790
Interest Payable				0	3,661,978
Taicang Pengchis noncontrolling interest holders [Member]
Related Party Transaction [Line Items]
Amounts due from related parties					5,630,819
Due from Related Parties, Noncurrent				24,624,693	0
Xin Future Yihao Private Equity Funds [Member]
Related Party Transaction [Line Items]
Other Long-term Investments								$ 2,142,573
Suzhou Yefang [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Payments to Acquire Businesses, Gross	$ 15,615,240
Suzhou Yefang [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Interest Payable, Current				1,496,762
Suzhou Wanzhuos [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Sold			80.00%
Proceeds from Sales of Business, Affiliate and Productive Assets			$ 23,687,327
Suzhou Wanzhuos [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Working capital funds, noncurrent					18,929,073
Working Capital Funds Advanced To Related Parties Current				11,397,546
Interest Payable, Current				3,131,821	$ 3,913,866
Suzhou Wanzhuos [Member] | Loans Payable [Member] | Shareholder Service [Member]
Related Party Transaction [Line Items]
Working Capital Funds Advanced To Related Parties Current				$ 1,468,236
Suzhou Wanzhuos [Member] | Minimum [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Bears interest				4.25%	4.25%
Suzhou Wanzhuos [Member] | Maximum [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Bears interest				4.75%	4.75%
Suzhou Wanzhuos [Member] | Loans Receivable [Member]
Related Party Transaction [Line Items]
Loans receivable interest rate				4.75%
Others [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				$ 9,054,876	$ 13,153,168
Amounts due from related parties				$ 9,692,236	$ 1,178,230